Earnings per Share (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Numerator:
Net Income	$ 30,138	$ 33,443	$ 5,838	$ 14,992	$ 63,581	$ 20,830
Denominator:
Basic weighted average common shares outstanding	14,939,000		7,843,000		14,939,000	7,843,000
Effect of dilutive securities:
Share based compensation	375,000				337,000
Diluted weighted average common shares outstanding	15,314,000		7,843,000		15,276,000	7,843,000
Warrants to purchase shares of Company's common stock expired in January 2019, excluded from the diluted earnings/(loss) per share due to antidilutive					15,000,000	15,000,000